Fixed assets - Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	€ (47)	€ (56)	€ (17)
Mobile Financial Services
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(42)	(21)
Poland
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(5)	(2)	(11)
France
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(1)	(15)	(1)
International Carriers & Shared Services
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	1	0	(2)
Orange Business, operating segment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	8	(20)	0
Other
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	€ (8)	€ 1	€ (2)